FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary the maturity profile of financial liabilities and lease liabilities

December 31, 2024	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	280	—	—	—	280
Financial liabilities in other payables and accruals	—	1,910	—	—	1,910
Due to related companies	—	11,361	—	—	11,361
Due to the shareholder	—	—	78,567	—	78,567

	280	13,271	78,567	—	92,118

December 31, 2025	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	280	—	—	—	280
Financial liabilities in other payables and accruals	—	777	—	—	777
Due to related companies	—	12,709	—	—	12,709
Due to the shareholder	—	—	73,075	—	73,075

	280	13,486	73,075	—	86,841

December 31, 2025	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	40	—	—	—	40
Financial liabilities in other payables and accruals	—	111	—	—	111
Due to related companies	—	1,817	—	—	1,817
Due to the shareholder	—	—	10,445	—	10,445

	40	1,928	10,445	—	12,413